Risks and Uncertainties (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Risk and Uncertainty [Line Items]
Investments at fair value	$ 3,159,568	$ 2,955,313
Plan Sponsor's Common Stock
EBP, Risk and Uncertainty [Line Items]
Investments at fair value	$ 217,000	$ 266,000
Concentration of investment at fair value to total investments, percentage	6.10%	7.70%